STOCK-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, restricted stock and restricted stock unit, activity
A summary of the quantity and vesting conditions for stock-based units granted to the Company’s employees for the three months ended March 31, 2025 was as follows:

Vesting conditions	Number of Restricted Stock Units Granted
Performance and service conditions - Type 1 (1) (2)	11,296
Performance and service conditions - Type 2 (1) (2)	35,392

Total shares of stock award granted	46,688

(1)	The performance conditions with respect to restricted stock units may be satisfied as follows:
(a)	For grants to Corporate office employees subject to 2024 performance conditions, 100% of the restricted stock units may be earned on the basis of performance as measured by a “group adjusted EBITDA”.
(2)	To the extent restricted stock units are earned, such restricted stock units will vest on the basis of service as follows:
(a)	33% and 66.6% for Type 1 and Type 2, respectively, of the restricted stock units will vest on the first anniversary of the grant date;
(b)	33% and 16.7% for Type 1 and Type 2, respectively, of the restricted stock units will vest on the second anniversary of the grant date; and
(c)
34% and 16.7% for Type 1 and Type 2, respectively, of the restricted stock units will vest on the third anniversary of the grant date; provided that, in each case, the employee remains employed by the Company from the grant date through the applicable service vesting date.

A summary of the quantity and vesting conditions for stock-based units granted to the Company’s employees for the year ended December 31, 2024 was as follows:

Vesting conditions	Number of Restricted Stock Units Granted
Performance and service conditions - Type 1 (1) (2)	14,939
Performance and service conditions - Type 2 (1) (2)	32,708
Service conditions only - Type 1 (2)	82,913

Total shares of stock award granted	130,560

(1)	The performance conditions with respect to restricted stock units may be satisfied as follows:
(a)	For grants to Corporate office employees subject to 2023 performance conditions, 100% of the restricted stock units may be earned on the basis of performance as measured by a “group adjusted EBITDA”.
(2)	To the extent restricted stock units are earned, such restricted stock units will vest on the basis of service as follows:
(a)	33% and 66.6% for Type 1 and Type 2, respectively, of the restricted stock units will vest on the first anniversary of the grant date;

(b)	33% and 16.7% for Type 1 and Type 2, respectively, of the restricted stock units will vest on the second anniversary of the grant date; and
(c)
34% and 16.7% for Type 1 and Type 2, respectively, of the restricted stock units will vest on the third anniversary of the grant date; provided that, in each case, the employee remains employed by the Company from the grant date through the applicable service vesting date.

Schedule of stock-based compensation expense
For the three months ended March 31, 2025 and 2024, the Company’s stock-based compensation expense related to restricted stock units and restricted shares of common stock were as follows:

	Three Months Ended March 31,
	2025	2024
Restricted stock units	$386	$378

Total	$386	$378

For the years ended December 31, 2024 and 2023, the Company’s stock-based compensation expense related to restricted stock units and restricted shares of common stock, which are included in the accompanying Consolidated Statements of Operations, were as follows:

	For The Year Ended December 31,
	2024	2023
Restricted shares of common stock	$—	$16
Restricted stock units	1,173	1,453
Restricted stock units-cash settled liabilities	107	—

Total	$1,280	$1,469

Schedule of unrecognized compensation cost, nonvested awards
Changes in the Company’s restricted stock units for the three months ended March 31, 2025 and 2024 were as follows:

	Three Months Ended March 31, 2025
	Performance-based		Time-based/Director		Total
	Number of Shares of Restricted Stock Units	Weighted Average Grant-Date Fair Value	Number of Shares of Restricted Stock Units	Weighted Average Grant-Date Fair Value	Number of Shares of Restricted Stock Units	Weighted Average Grant-Date Fair Value
Unvested restricted stock units at January 1, 2025	55,591	$17.58	128,474	$14.96	184,065	$15.75
Granted	46,688	$13.28	3,836	$10.30	50,524	$13.05
Vested	(3,373)	$30.00	(4,249)	$10.71	(7,622)	$19.24
Forfeited	(47,647)	$14.51	(340)	$38.77	(47,987)	$14.69

Unvested restricted stock units at March 31, 2025	51,259	$15.70	127,721	$14.90	178,980	$15.13

	Three Months Ended March 31, 2024
	Performance-based		Time-based/Director		Total
	Number of Shares of Restricted Stock Units	Weighted Average Grant-Date Fair Value	Number of Shares of Restricted Stock Units	Weighted Average Grant-Date Fair Value	Number of Shares of Restricted Stock Units	Weighted Average Grant-Date Fair Value
Unvested restricted stock units at January 1, 2024	95,264	$23.49	80,422	$16.50	175,686	$20.29
Granted	43,147	$14.37	3,483	$16.54	46,630	$14.53
Vested	(43,781)	$17.21	(6,993)	$15.55	(50,774)	$16.98
Forfeited	(28,841)	$22.27	—	$—	(28,841)	$22.27

Unvested restricted stock units at March 31, 2024	65,789	$22.23	76,912	$16.59	142,701	$19.19

As of December 31, 2024 and 2023, the Company’s unrecognized compensation expense and the weighted average periods over which the compensation expense is expected to be recognized relating to the unvested portion of the Company’s restricted stock unit awards, were as follows:

	As of December 31,
	2024		2023
	Unrecognized Expense	Weighted Average Period in Years	Unrecognized Expense	Weighted Average Period in Years
Restricted stock units	$1,445	0.9	$1,346	0.9

Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Disclosure of share based compensation arrangements other than options fair value vested
Changes in the Company’s restricted stock units arising from grants to certain employees and non-employee
directors for the years ended December 31, 2024 and 2023 were as follows:

	Year Ended December 31, 2024
	Performance-based		Time-based/Director		Total
	Number of Shares of Restricted Stock Units	Weighted Average Grant-Date Fair Value	Number of Shares of Restricted Stock Units	Weighted Average Grant-Date Fair Value	Number of Shares of Restricted Stock Units	Weighted Average Grant-Date Fair Value
Unvested restricted stock units at January 1	95,264	$23.49	80,422	$16.50	175,686	$20.29
Granted	47,647	$14.51	103,197	$15.03	150,844	$14.87
Vested	(58,479)	$22.40	(54,465)	$17.21	(112,944)	$19.90
Forfeited	(28,841)	$22.27	(680)	$27.16	(29,521)	$22.38

Unvested restricted stock units at December 31	55,591	$17.58	128,474	$14.96	184,065	$15.75

	Year Ended December 31, 2023
	Performance-based		Time-based/Director		Total
	Number of Shares of Restricted Stock Units	Weighted Average Grant-Date Fair Value	Number of Shares of Restricted Stock Units	Weighted Average Grant-Date Fair Value	Number of Shares of Restricted Stock Units	Weighted Average Grant-Date Fair Value
Unvested restricted stock units at January 1	130,186	$23.56	33,390	$20.31	163,576	$22.89
Granted	28,841	$22.27	87,083	$15.76	115,924	$17.39
Shares earned above target (a)	3,940	$35.72	—	$—	3,940	$35.72
Vested	(58,834)	$22.10	(36,321)	$18.06	(95,155)	$20.56
Forfeited	(8,869)	$35.10	(3,730)	$18.26	(12,599)	$30.11

Unvested restricted stock units at December 31	95,264	$23.49	80,422	$16.50	175,686	$20.29

(a)	The number of shares earned above target are based on the performance targets established by the Compensation Committee at the initial grant date.

Fair value activity of instrument vested
The total fair value of restricted stock units vested during the years ended December 31, 2024 and 2023 were as follows:

	For The Year Ended December 31,
	2024	2023
Fair value of restricted stock units vested	$1,693	$1,976

Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Disclosure of share based compensation arrangements other than options fair value vested	Changes in the Company’s restricted shares of common stock for the year ended December 31, 2023 were as follows:

	For The Year Ended December 31,
	2023
	Number of Shares of Restricted Stock Units	Weighted Average Grant-Date Fair Value
Unvested restricted shares of common stock units at January 1	17,410	$9.57
Vested	(17,410)	$9.57

Unvested restricted shares of common stock units at December 31	—	$—